Share Capital (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) Share shares	Mar. 31, 2019 Share shares	Mar. 31, 2018 Share shares
Disclosure Of Classes Of Share Capital Abstract
Total number of shares issued		14,199,798	1,020,000	1,745,000
Number of share options exercised | Share		835,044	670,000	1,495,000
Number of warrants exercised		125,000	0	0
Shares issued in private placement of units (shares)		13,114,754
Shares issued for conversion of debentures (shares)		125,000	350,000	250,000
Proceeds from private placement of units | $	$ 4,000,000	$ 4,000,000
Number of units sold under private placement	13,114,754
Price per unit | $ / shares	$ 0.305
Warrants under offering, description	Each full warrant is exercisable into one share for a period of four years at an exercise price of $0.3811 per share, and the warrants contain terms whereby if the share price is above CDN $1.20 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.